Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2025
Trade and other receivables
Schedule of trade and other receivables

	2025	2024
for the year ended 30 June	Rm	Rm
Trade receivables	30 370	28 313
Other receivables (financial assets)[1]	5 333	3 480
Related party receivables	378	349
third parties	53	29
equity accounted investments	325	320
Impairment of trade and other receivables*	(901)	(870)
	35 180	31 272
Other receivables (non-financial assets)	89	259
Duties recoverable from customers	92	214
Prepaid expenses and other	1 995	1 553
Value added tax	2 730	3 235
	40 086	36 533
1

Other receivables include a receivable of R1,4 billion for the proceeds on disposal of Uzbekistan GTL that reached specified capacity per sales agreement. This receivable is measured at fair value through profit or loss.

*Impairment of trade and other receivables

Trade receivables are considered for impairment under the expected credit loss model. Trade receivables are written off when there is no reasonable prospect that the customer will pay. Refer to note 35 for detail on the impairments recognised.